TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2023
TAXES ON INCOME
Schedule of income before taxes on income

	Year Ended December 31,
	2023	2022	2021
Domestic	$5,110	$25,434	$31,084
Foreign	9,262	8,749	8,563

	$14,372	$34,183	$39,647

Schedule of taxes on income

	Year Ended December 31,
	2023	2022	2021
Current taxes:
Domestic	$2,030	$3,707	$819
Foreign	2,013	35	1,615

	4,043	3,742	2,434
Deferred tax expense:
Domestic	(14)	269	2,464
Foreign	1,563	1,706	998

	1,549	1,975	3,462

	$5,592	$5,717	$5,896

Summary of significant components of the deferred tax liabilities and assets

	December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforward	$21,316	$23,807
Operating lease liabilities	4,321	1,509
Marketable Securities	1,409	1,837
Derivatives	22	566
Reserves and allowances	7,292	7,238

Net deferred tax assets before valuation allowance	34,360	34,957
Less - valuation allowance	(23,897)	(24,395)

Deferred tax asset	$10,463	$10,562

Deferred tax liability:
Operating lease ROU assets	$(4,256)	$(1,489)
Other	(232)	(356)
	$(4,488)	$(1,845)

Schedule of reconciliation of the theoretical tax expense

	Year Ended December 31,
	2023	2022	2021
Income before taxes, as reported in the consolidated statements of operations	$14,372	$34,183	$39,647

Israeli statutory corporate tax rate	23.0%	23.0%	23.0%

Theoretical tax expense on the above amount at the Israeli statutory corporate tax rate	$3,304	$7,861	$9,118
Impact of Preferred Technological Enterprise status	(608)	(3,031)	(3,555)
Changes in tax reserve for uncertain tax positions	47	90	175
Adjustments for previous years’ taxes	486	448	88
Impact of income tax at rates other than the Israeli statutory corporate tax rate	749	(375)	603
Share-based compensation expenses see Note 11c	1,289	329	(65)
Losses and timing differences for which valuation allowance was provided	198	453	140
Impact of tax rate change	—	152	—
Other	127	(210)	(608)

Actual tax expense	$5,592	$5,717	$5,896